BASIS OF PREPARATION - New accounting standards (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets				$ 1,366
Total financial liabilities				(2,535)
Deferred tax credit		$ 126		127
Currency swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities		(254)		(386)
Interest swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities		(3)		(2)
Currency swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets		253		388
Cash at bank
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets		$ 365		169
Fair value through profit or loss | Acquisition consideration
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities				(160)
Fair value through profit or loss | Currency swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities				(1)
Fair value - hedging instrument | Forward foreign exhange contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities				(45)
Fair value - hedging instrument | Interest swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities				(2)
Amortised cost | Private placement debt
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities				(1,123)
Other financial liability | Bank overdrafts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities				(14)
Other financial liability | Bank loans
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities				(313)
Other financial liability | Trade and other payables
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities				(877)
Fair value - hedging instrument | Forward foreign exhange contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets				25
Available-for-sale | Investments
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets				21
Financial assets at fair value through profit or loss | Currency swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets				3
Loans and receivables | Trade receivables
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets				1,148
Loans and receivables | Cash at bank
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets				$ 169
IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets			$ 1,352
Total financial liabilities			(2,535)
IFRS 9 | Fair value through profit or loss | Acquisition consideration
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities			(160)
IFRS 9 | Fair value through profit or loss | Currency swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities			(1)
IFRS 9 | Fair value - hedging instrument | Forward foreign exhange contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities			(45)
IFRS 9 | Fair value - hedging instrument | Interest swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities			(2)
IFRS 9 | Amortised cost | Private placement debt
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities			(1,123)
IFRS 9 | Other financial liability | Bank overdrafts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities			(14)
IFRS 9 | Other financial liability | Bank loans
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities			(313)
IFRS 9 | Other financial liability | Trade and other payables
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial liabilities			(877)
IFRS 9 | Fair value - hedging instrument | Forward foreign exhange contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets			25
IFRS 9 | Financial assets at fair value through profit or loss | Investments
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets			21
IFRS 9 | Financial assets at fair value through profit or loss | Currency swaps
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets			3
IFRS 9 | Amortised cost | Trade receivables
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets			1,134
IFRS 9 | Amortised cost | Cash at bank
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets			169
IFRS 9 | Adoption of IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred tax credit			3
IFRS 9 | Adoption of IFRS 9 | Trade receivables | Lifetime expected credit losses
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total financial assets			$ 14
IFRS 16 | Adoption of IFRS 16 | Minimium
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets	$ 145
Lease liabilities	145
IFRS 16 | Adoption of IFRS 16 | Maximum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets	165
Lease liabilities	$ 165